Related Party and Party-In-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Summary of Employee Benefit Plan Party-in-Interest Transactions Are Exempt and Consist of Notes Receivable From Participants Investments

All of the Plan's party-in-interest transactions are exempt and consist of notes receivable from participants, expenses paid by the Plan, as well as the following investments held by the Plan:

	December 31,
	2025	2024
Fidelity (1)	$8,768,016	$6,774,241
Vanguard (2)	894,421	692,344
Aimco Stock Fund (3)	105,627	123,618
Total parties-in-interest investments	$9,768,064	$7,590,203

(1) Certain Plan investments in mutual funds and a common collective trust are managed by Fidelity, who also acts as the trustee of the Plan.

(2) A portion of the Plan's assets is invested in funds managed by The Vanguard Group, Inc., which is a beneficial owner of Aimco common stock that held more than 10% of Aimco's common stock outstanding as of December 31, 2025.

(3) A portion of the Plan's assets is also invested in Aimco common stock and Aimco is the Plan Sponsor.